Financial instruments - Summary of Financial Assets and Liabilities at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	$ (6,531,881)	$ (5,749,118)
Non-current financial liabilities	(1,108,748)	(2,624,341)
Loans and borrowings | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(4,956,555)	(3,860,675)
Non-current financial liabilities	(946,820)	(2,499,230)
Trade payables | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(894,797)	(1,107,162)
Non-current financial liabilities	0	0
Accrued expenses | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(319,045)	(424,152)
Non-current financial liabilities	0	0
Refund liabilities | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(171,734)	(167,642)
Non-current financial liabilities	(73,212)	(30,875)
Lease liabilities | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(28,641)	(37,210)
Non-current financial liabilities	(84,460)	(93,514)
Liabilities related to repurchase commitments | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(131,083)	(124,633)
Non-current financial liabilities	(4,256)	(722)
Advance payments from customers | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(9,915)	(16,062)
Non-current financial liabilities	0	0
Other financial liabilities | Financial liabilities at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial liabilities	(20,111)	(11,582)
Non-current financial liabilities	0	0
Financial assets at amortised cost, category
Disclosure of financial liabilities [line items]
Current financial assets	1,283,449	1,569,448
Non-current financial assets	81,738	53,274
Financial assets at amortised cost, category | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Current financial assets	887,577	1,159,300
Non-current financial assets	0	0
Financial assets at amortised cost, category | Trade receivables and other receivables
Disclosure of financial liabilities [line items]
Current financial assets	363,885	341,881
Non-current financial assets	0	0
Financial assets at amortised cost, category | Restricted deposits
Disclosure of financial liabilities [line items]
Current financial assets	5,898	19,188
Non-current financial assets	67,257	38,934
Financial assets at amortised cost, category | Other financial assets
Disclosure of financial liabilities [line items]
Current financial assets	26,089	49,079
Non-current financial assets	$ 14,481	$ 14,340